Consolidated Statements of Changes in Members' Capital - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Balance	$ 70,222,539	$ 56,761,934
Net income (loss)	(14,437,821)	15,777,165
Balance	55,784,718	72,539,099
Common Stock [Member] | Common Class A [Member]
Balance	(274,170)	6,025,830
Net income (loss)
Balance	(274,170)	6,025,830
Common Stock [Member] | Common Class B [Member]
Balance
Net income (loss)
Balance
Retained Earnings [Member]
Balance	70,496,709	50,736,104
Net income (loss)	(14,437,821)	15,777,165
Balance	$ 56,058,888	$ 66,513,269